Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		3.00%	2.00%	2.40%
Investment tax credits		(1.90%)	(6.30%)	(11.70%)
Production tax credits		(0.70%)	(0.70%)	(0.80%)
Valuation allowances		0.30%	0.20%	1.20%
Reversal of excess deferred income taxes		(2.00%)
Federal legislative change		1.50%	(27.50%)
State legislative change		(0.60%)		(0.60%)
AFUDC-equity		(0.80%)	(1.40%)	(0.60%)
Employee stock ownership plan deduction		(0.40%)	(0.60%)	(0.60%)
Other, net		(0.90%)	(1.70%)	(1.40%)
Effective tax rate		18.50%	(1.00%)	22.90%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		4.70%	3.70%	3.80%
Investment tax credits		(3.50%)	(0.80%)
Production tax credits		(0.70%)	(0.40%)	(0.50%)
Valuation allowances				0.10%
Reversal of excess deferred income taxes		(3.20%)
Federal legislative change		1.30%	(4.00%)
AFUDC-equity		(0.50%)	(0.60%)	(0.60%)
Other, net		(0.10%)	0.60%	(0.40%)
Effective tax rate		19.00%	33.50%	37.40%
Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		3.20%	2.60%	2.00%
Valuation allowances		0.00%	0.30%
Reversal of excess deferred income taxes		(0.60%)
Federal legislative change		(0.50%)	(41.00%)
State legislative change		(2.00%)	(0.70%)
AFUDC-equity		(0.30%)	(0.90%)	(0.20%)
Other, net	[1]	(4.40%)	(6.00%)	(5.20%)
Effective tax rate		16.40%	(10.70%)	31.60%

[1]	Includes (4.6)%, (6.7)% and (6.0)% relating to the absence of tax on noncontrolling interest in 2018, 2017 and 2016, respectively.